Reverse Acquisition (Detail Textuals) (Exchange Agreement (the "Reverse Acquisition"), DelMar Pharmaceuticals (BC) Ltd., USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Jan. 25, 2013
Schedule Of Reverse Acquisition [Line Items]
Recapitalization loss on reverse acquisition	$ 3,731,684
Common stock
Schedule Of Reverse Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		13,070,000
Outstanding warrants to purchase common shares		3,360,000
Percentage of outstanding shares of common stock		80.10%
Fair value of the shares issued		$ 1,690,004
Common stock | Stock Options
Schedule Of Reverse Acquisition [Line Items]
Outstanding option to purchase common shares		1,020,000
United States Residents | Common stock
Schedule Of Reverse Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		4,340,417
Canadian Residents | Common stock
Schedule Of Reverse Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		8,729,583